VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Real Estate Investment Trusts—98.9%
Data Centers—10.7%
CyrusOne, Inc.	38,087	$ 2,948
Equinix, Inc.	9,817	7,757
		10,705

Healthcare—10.1%
Healthcare Trust of America, Inc. Class A	105,630	3,133
Healthpeak Properties, Inc.	82,490	2,762
Welltower, Inc.	50,990	4,201
		10,096

Industrial/Office—23.6%
Industrial—15.0%
Duke Realty Corp.	99,146	4,746
Prologis, Inc.	68,752	8,624
Rexford Industrial Realty, Inc.	28,225	1,602
		14,972

Office—8.6%
Alexandria Real Estate Equities, Inc.	13,943	2,664
Boston Properties, Inc.	13,440	1,456
Cousins Properties, Inc.	76,262	2,844
Douglas Emmett, Inc.	52,240	1,651
		8,615

Total Industrial/Office		23,587

Lodging/Resorts—4.6%
Host Hotels & Resorts, Inc.(1)	133,344	2,178
RLJ Lodging Trust	70,685	1,050
Ryman Hospitality Properties, Inc.(1)	15,852	1,327
		4,555

Residential—25.4%
Apartments—15.0%
Apartment Income REIT Corp.	65,253	3,185
AvalonBay Communities, Inc.	21,279	4,716
Equity Residential	32,420	2,623
Mid-America Apartment Communities, Inc.	23,800	4,445
		14,969

Manufactured Homes—4.8%
Sun Communities, Inc.	25,751	4,767
Single Family Homes—5.6%
American Homes 4 Rent Class A	93,400	3,560
Invitation Homes, Inc.	53,850	2,064
		5,624

Total Residential		25,360

Retail—14.8%
Free Standing—3.3%
Spirit Realty Capital, Inc.	57,404	2,643
	Shares	Value

Retail—continued
Free Standing—continued
STORE Capital Corp.	20,520	$ 657
		3,300

Regional Malls—4.9%
Simon Property Group, Inc.	37,841	4,918
Shopping Centers—6.6%
Brixmor Property Group, Inc.	118,392	2,618
Kimco Realty Corp.	77,920	1,617
Regency Centers Corp.	34,800	2,343
		6,578

Total Retail		14,796

Self Storage—7.6%
CubeSmart	83,000	4,021
Extra Space Storage, Inc.	21,266	3,573
		7,594

Specialty—2.1%
SBA Communications, Corp. Class A	2,950	975
VICI Properties, Inc.	38,237	1,086
		2,061

Total Common Stocks (Identified Cost $64,746)		98,754

Total Long-Term Investments—98.9% (Identified Cost $64,746)		98,754

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,326,857	1,327
Total Short-Term Investment (Identified Cost $1,327)		1,327

TOTAL INVESTMENTS—100.2% (Identified Cost $66,073)		$100,081
Other assets and liabilities, net—(0.2)%		(181)
NET ASSETS—100.0%		$99,900

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$98,754	$98,754
Money Market Mutual Fund	1,327	1,327
Total Investments	$100,081	$100,081
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
3